Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Operating Segment Information (Tables) [Line Items]
Schedule of Analysis of the Group's Results by Reportable Segments
	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$126,371	$39,306	$—	$165,677

Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs	(1,009,065)	31,038	(4,746)	(982,773)
Gain on certificate liabilities	802,747	(4,584)	4,584	802,747
Other operating gains	206,318	5,698	(17)	211,999
Total gains/(losses) from operations	—	32,152	(179)	31,973

Total revenues, gains/(losses) from operations (2)	$126,371	$71,458	$(179)	$197,650

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(15,434)	(4,755)	—	(20,189)
Salaries and employee benefits	(6,859)	(5,602)	(7,060)	(19,521)
Professional fees	(2,254)	(1,989)	(5,627)	(9,870)
Marketing expenses	(2,637)	(15)	(2,639)	(5,291)
Technology expense	(1,089)	(907)	(2,478)	(4,474)
Allowance for credit losses	—	1,142	—	1,142
Other general and administrative expenses	(1,873)	(1,665)	(2,936)	(6,474)
XBT/ETP Pricing differential (4)	—	—	(1,633)	(1,633)
Segment EBITDA	$96,225	$57,667	$(22,373)	$131,340

Share based compensation	—	—	(2,839)	(2,839)
Depreciation and amortization	(2,188)	(474)	(481)	(3,143)
Interest income	598	598	597	1,793
Interest expense	(2,601)	(2,601)	(2,602)	(7,804)
Loss on treasury digital assets	—	—	(4,685)	(4,685)
Fair value loss on investments	—	—	(1,574)	(1,574)
XBT/ETP Pricing differential	—	—	1,633	1,633
Income/(loss) before income taxes	$92,034	$55,190	$(32,503)	$114,721

(1)	Unallocated represents other business activities and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.

(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.

(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.
	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$111,691	$43,849	$—	$155,540

Gains/(losses) from operations
Gain on digital assets and digital asset ETPs	2,891,150	37,663	4,597	2,933,410
Loss on certificate liabilities	(2,910,985)	(14,588)	14,588	(2,910,985)
Other operating gain	19,835	(1)	1	19,835
Total gains/(losses) from operations	—	23,074	19,186	42,260

Total revenues, gains/(losses) from operations (2)	$111,691	$66,923	$19,186	$197,800

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(9,621)	(5,507)	(81)	(15,209)
Salaries and employee benefits	(3,016)	(3,195)	(15,526)	(21,737)
Professional fees	(1,310)	(66)	(3,279)	(4,655)
Marketing expenses	(3,593)	(70)	(1,808)	(5,471)
Technology expense	—	—	(2,738)	(2,738)
Allowance for credit losses	—	(1,902)	—	(1,902)
Other general and administrative expenses	(753)	(1,372)	(3,561)	(5,686)
XBT/ETP Pricing differential (4)	—	—	(15,760)	(15,760)
Segment EBITDA	$93,398	$54,811	$(23,567)	$124,642

Share based compensation	—	—	(12,369)	(12,369)
Depreciation and amortization	—	—	(3,022)	(3,022)
Income from sale of FTX claim	—	—	36,816	36,816
Interest income	—	—	8,495	8,495
Interest expense	—	—	(11,355)	(11,355)
Gain on treasury digital assets	—	—	3,493	3,493
Fair value gain on investments, net of impairment of equity method investment	—	—	923	923
XBT/ETP Pricing differential	—	—	15,760	15,760
Income before income taxes	$93,398	$54,811	$15,174	$163,383

(1)	Unallocated represents other business activities below the quantitative thresholds when determining the entity’s reportable segments and unallocated corporate expenses managed at the Group level. Accordingly, these expenses are not allocated to the Group’s segments.

(2)	The revenue segment measure that is provided to the CODM is the total of revenue and gains/(losses) from operations.

(3)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.

(4)	Represents the impact of valuation differences between certain financial instruments and their underlying digital asset exposures. XBT certificates and certain third-party ETPs are measured using observable market prices, which may trade at a discount or premium to the value of the underlying digital assets held for hedging. These differences result in unrealized gains or losses that are driven by market spreads.
	Asset Management	Capital Markets	Unallocated(1)	Total
Revenue	$53,709	$34,002	$—	$87,711

Gains/(losses) from operations
Gain on digital assets and digital asset ETPs	1,731,831	7,367	5,605	1,744,803
Loss on certificate liabilities	(1,703,465)	341	(341)	(1,703,465)
Other operating loss	(28,366)	(422)	422	(28,366)
Total gains/(losses) from operations	—	7,286	5,686	12,972

Total revenues, gains/(losses) from operations (2)	$53,709	$41,288	$5,686	$100,683

Operating expenses (3)
Cost of revenue (excluding depreciation and amortization)	(3,994)	(2,803)	(295)	(7,092)
Salaries and employee benefits	(1,952)	(2,889)	(8,475)	(13,316)
Professional fees	(1,230)	(772)	(2,495)	(4,497)
Marketing expenses	(1,716)	—	(1,503)	(3,219)
Technology expense	—	—	(2,404)	(2,404)
Other general and administrative expenses (4)	(449)	(666)	(2,513)	(3,628)
XBT/ETP Pricing differential	—	—	(2,234)	(2,234)
Segment EBITDA	$44,368	$34,158	$(14,233)	$64,293

Share based compensation	—	—	(1,261)	(1,261)
Depreciation and amortization	—	—	(3,993)	(3,993)
Interest income	—	—	7,975	7,975
Interest expense	—	—	(8,510)	(8,510)
Fair value gain on investments, net of impairment of equity method investment	—	—	15,732	15,732
XBT/ETP Pricing differential	—	—	2,234	2,234
Income/(loss) before income taxes	$44,368	$34,158	$(2,056)	$76,470